Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 449,000	$ 1,992,000	$ 1,019,000	$ 3,460,000
Ricardo
Total		100,000		100,000
Tamarugo
Total		35,000		35,000
Warintza
Total	$ 449,000	$ 1,857,000	$ 1,019,000	$ 3,325,000